Cover Document	Feb. 18, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity Registrant Name	Concho Resources Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33615
Entity Tax Identification Number	76-0818600
Entity Address, Address Line One	One Concho Center
Entity Address, Address Line Two	600 West Illinois Avenue
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	683-7443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CXO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001358071
Amendment Flag	false